Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Financing Receivable Allowance For Credit Losses [Line Items]
credit loss write off			$ 15,169	$ 11,336
Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses increase (decrease)	$ 5,095	$ 8,986	$ 8,564	$ 14,874